S000010615 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	282 Months Ended	305 Months Ended	502 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.82%		1.91%		3.96%
Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.46%		2.18%		4.35%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%		0.80%		2.34%
C000029350 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.04%)		0.17%		2.19%
Performance Inception Date								Jul. 31, 2000
C000029350 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.04%)		0.17%		2.19%
Performance Inception Date								Jul. 31, 2000
C000029350 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.71%		1.05%		2.62%
Performance Inception Date								Jul. 31, 2000
C000029352 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.40%		0.18%		1.87%
Performance Inception Date							Jul. 15, 2002
C000029353 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.20%		0.98%		2.71%
Performance Inception Date									Mar. 05, 1984
C000122656 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.34%		1.03%		2.75%
Performance Inception Date						Nov. 08, 2012
C000175730 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.39%		1.07%		2.80%
Performance Inception Date				Mar. 01, 2017
C000255598 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.20%		0.98%		2.71%
Performance Inception Date		Oct. 02, 2024